Schedule of Anti-dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Anti-dilutive shares excluded from net loss per share	40,107,989	42,107,989
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Anti-dilutive shares excluded from net loss per share	14,107,989	14,107,989
Contingent Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Anti-dilutive shares excluded from net loss per share	26,000,000	26,000,000
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Anti-dilutive shares excluded from net loss per share		2,000,000